Taxes recoverable/payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current tax assets	R$ 494,647	R$ 242,906
Income Tax And Socials Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	462,642	206,517
Withholdings Income Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	29,955	33,283
Other Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets	R$ 2,050	R$ 3,106